SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2016, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.	Treasury stock:

On August 2015, the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 15 million of the Company's Ordinary shares in the open market, subject to normal trading restrictions. During November 2015, the Company received court's approvals to purchase up to $ 15 million of its ordinary shares. The court's approval for share repurchases was expired on May 26, 2016. On July 6, 2016, the Company received the court's approval to extend the share repurchase period for additional 6 months. During 2015 the Company purchased 25,000 of its Ordinary shares for a total consideration of $ 166. During 2016 the Company purchased 791,000 of its Ordinary shares for a total consideration of $ 3,832. Total consideration for the purchase of these Ordinary shares was recorded as Treasury stock, at cost, as part of shareholders' equity.

c.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2016		2015		2014
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,811,966	$10.70	2,531,381	$11.99	2,875,003	$12.02
Granted	643,697	$4.99	704,348	$6.73	572,533	$11.93
Forfeited	(1,358,492)	$12.41	(320,496)	$15.13	(562,787)	$17.02
Exercised	(138,157)	$1.75	(103,267)	$1.28	(353,368)	$4.18

Outstanding at end of year	1,959,014	$8.24	2,811,966	$10.70	2,531,381	$11.99

Exercisable at end of year	1,072,658	$9.87	1,646,204	$11.99	1,440,143	$11.75

Vested and expected to vest	1,407,930	$9.04	2,197,848	$11.16	1,950,116	$11.97

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal years 2016, 2015 and 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016, 2015 and 2014, respectively. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2016, 2015 and 2014, were $ 728, $ 1,580 and $ 4,085, respectively. The total intrinsic value of exercisable options at December 31, 2016, 2015 and 2014, were approximately $ 604, $ 1,170 and $ 2,983, respectively. The total intrinsic value of options vested and expected to vest at December 31, 2016, 2015 and 2014, were approximately $ 634, $ 1,363 and $ 3,436, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 were approximately $ 415, $ 469 and $ 1,901, respectively. The weighted-average grant-date fair value of the options granted during the years ended December 31, 2016, 2015 and 2014 were $ 2.12, $ 3.45 and $ 6.31, respectively. The number of options vested during the year ended December 31, 2016 was 279,088. The weighted-average remaining contractual life of the outstanding options as of December 31, 2016 is 5.53 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2016 is 4.99 years.

On May 2, 2016 the Board of Directors of the Company approved the repricing of 384,635 stock options for the Company's employees and executive officers, previously granted. As part of the repricing, options with exercise price higher than $ 7 per share were repriced. Repriced options were replaced by options with lower exercise price or RSU's.

The vesting period for the new granted options and RSU's was schedule for two years. The incremental expense for the repricing of the options was approximately $ 470. For the year ended December 31, 2016, the Company recorded expenses totaling $ 155 associated with the repricing.

The options outstanding as of December 31, 2016, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2016	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2016
		Years

$23.31-27.58	73,000	5.62	73,000
$15.20-17.07	129,059	4.75	123,088
$10.16-14.68	383,233	6.59	297,998
$5.01-9.25	827,398	5.43	321,964
$0.03-4.95	546,324	5.12	256,608

	1,959,014		1,072,658

The following provides a summary of the restricted stock unit activity for the Company for the two years ended December 31, 2016:

	Year ended December 31,
	2016		2015
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	359,404	$10.95	445,264	$12.43
Granted	531,570	$4.59	158,551	$8.52
Vested	(152,460)	$10.08	(159,912)	$11.22
Forfeited	(146,388)	$6.85	(84,499)	$12.57

Unvested at end of year	592,126	$6.53	359,404	$10.95

As of December 31, 2016, $ 2,194 and $ 2,801 unrecognized compensation cost related to stock options and RSUs respectively is expected to be recognized over a weighted average vesting period of 2.34 years.

As of December 31, 2016, the Company holds outstanding options under the 2016 option plan (formerly, 2006 Plan). The outstanding options and RSUs under the 2016 plan are exercisable to 1,959,014 and 592,126 Ordinary shares respectively.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options generally become exercisable quarterly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2016, 807,322 Ordinary shares are available for future issuance under the option plans.

In 2015 the Company granted 1,732 options to employees with an exercise price of $ 0.03, which was lower than the trading price of the Company's Ordinary Shares quoted on the NASDAQ Global Select Market on the date of the grants. During 2016, the Company did not grant options with an exercise price lower than the trading price of the Company's Ordinary Shares.

In addition to granting stock options, the Company granted 531,570 and 158,551 RSUs in 2016 and 2015, respectively under the 2016 option plan. RSUs vest over a four year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.